Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings
22. Borrowings
22.1 Details of borrowings as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
General borrowings	￦	40,859,845	￦	55,789,869
Bonds sold under repurchase agreements and others		14,374,863		11,773,494
Call money		1,677,666		4,154,003

	￦	56,912,374	￦	71,717,366

22.2 Details of general borrowings as of December 31, 2021 and 2022, are as follows:

		Lenders	Interest rate (%) as of December 31, 2022	December 31, 2021		December 31, 2022
				(In millions of Korean won)
Borrowings in Korean won	Borrowings from the Bank of Korea	The Bank of Korea	0.25 ~ 1.75	￦	7,131,019	￦	8,282,289
	Borrowings from the government	SEMAS and others	0.00 ~ 3.23		2,683,056		2,670,867
	Borrowings from banks	Shinhan Bank and others	2.49 ~ 6.53		171,482		914,360
	Borrowings from non-banking financial institutions	Korea Securities Finance Corporation and others	1.39 ~ 6.96		1,935,906		2,189,510
	Other borrowings	The Korea Development Bank and others	0.00 ~ 8.79		13,292,759		19,806,869

					25,214,222		33,863,895

Borrowings in foreign currencies	Due to banks	Bank of China Seoul Branch and others	—		2,143		18,266
	Borrowings from banks	Central Bank of Uzbekistan and others	0.00 ~ 14.00		13,396,379		16,296,725
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	5.07 ~ 5.89		24,867		38,249
	Other borrowings	Standard Chartered Bank and others	0.00 ~ 8.00		2,222,234		5,572,734

					15,645,623		21,925,974

				￦	40,859,845	￦	55,789,869

22.3 Details of bonds sold under repurchase agreements and others as of December 31, 2021 and 2022, are as follows:

	Lenders	Interest rate (%) as of December 31, 2022	December 31, 2021		December 31, 2022
			(In millions of Korean won)
Bonds sold under repurchase agreements	Individuals, groups, and corporations	0.00~9.75	￦	14,372,761	￦	11,769,694
Bills sold	Counter sale	1.55~2.00		2,102		3,800

			￦	14,374,863	￦	11,773,494

22.4 Details of call money as of December 31, 2021 and 2022, are as follows:

	Lenders	Interest rate (%) as of December 31, 2022	December 31, 202 1		December 31, 202 2
			(In millions of Korean won)
Call money in Korean won	Samsung Asset Management and others	2.90~5.05	￦	40,000	￦	2,943,500
Call money in foreign currencies	BANK CIMB NIAGA and others	0.00~7.80		1,637,666		1,210,503

			￦	1,677,666	￦	4,154,003